Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity	Equity
Share repurchase programs
The following table presents our share repurchase programs approved by our Board of Directors from January 1, 2025 through June 30, 2026:

Program approval date	Program end date	Authorized amount ($)	Program completion date
February 2025	December 31, 2025	1,000,000	August 22, 2025
April 2025	December 31, 2025	500,000	September 11, 2025
September 2025	June 30, 2026	750,000	March 2, 2026
December 2025	June 30, 2026	1,000,000	May 14, 2026
April 2026	December 31, 2026	1,000,000	Not yet completed
During the three months ended June 30, 2026, we repurchased 4.9 million of our ordinary shares under our share repurchase programs at an average price of $141.24 per ordinary share. During the six months ended June 30, 2026, we repurchased 10.3 million of our ordinary shares under our share repurchase programs at an average price of $140.10 per ordinary share.
During the three and six months ended June 30, 2026, we cancelled 4.0 million and 9.0 million ordinary shares, respectively, which were acquired through the share repurchase programs in accordance with authorizations obtained from the Company’s shareholders.
Dividends on ordinary shares
Since 2024, we have paid a cash dividend on a quarterly basis. We expect to continue to pay a cash dividend on a quarterly basis going forward, subject to the Board’s consideration of, among other things, market conditions and our financial performance, distributable reserves and cash flows.
In February 2026, our Board of Directors declared a quarterly cash dividend of $0.40 per share, with a payment date of March 19, 2026, to shareholders of record as of the close of business on February 25, 2026.
In April 2026, our Board of Directors declared a quarterly cash dividend of $0.40 per share, with a payment date of June 4, 2026, to shareholders of record as of the close of business on May 13, 2026.
In July 2026, our Board of Directors declared a quarterly cash dividend of $0.40 per share, with a payment date of September 3, 2026, to shareholders of record as of the close of business on August 12, 2026.